Goodwill and Other Intangible Assets - Summary of Terminal Growth Rate and Corresponding Discount Rate (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Jan. 01, 2018
Potash [Member]
Disclosure of goodwill allocated to CGUs [Line Items]
Terminal Growth Rate	2.50%
Discount Rate	8.00%
Nitrogen [Member]
Disclosure of goodwill allocated to CGUs [Line Items]
Terminal Growth Rate	2.00%
Discount Rate	9.00%
North America Retail [Member]
Disclosure of goodwill allocated to CGUs [Line Items]
Terminal Growth Rate	2.50%
Discount Rate	7.00%
Percent by which units recoverable amount exceeds its carrying amount	6.00%
Non-cash fair value adjustment to Retail - NA from the Merger		$ 4,284
North America Retail [Member] | Carrying Amount Change Recoverable Amount [Member]
Disclosure of goodwill allocated to CGUs [Line Items]
Terminal Growth Rate	(0.30%)
Forecasted EBITDA over forecast period	(4.10%)
Breakeven Discount Rate	0.20%
North America Retail [Member] | Impairment Model Value [Member]
Disclosure of goodwill allocated to CGUs [Line Items]
Terminal Growth Rate	2.50%
Discount Rate	7.00%
Forecasted EBITDA over forecast period	$ 6,128
International Retail [Member]
Disclosure of goodwill allocated to CGUs [Line Items]
Terminal Growth Rate	2.00%
International Retail [Member] | Bottom of range [Member]
Disclosure of goodwill allocated to CGUs [Line Items]
Discount Rate	7.50%
International Retail [Member] | Top of range [Member]
Disclosure of goodwill allocated to CGUs [Line Items]
Discount Rate	15.00%